FAIR VALUE MEASUREMENT (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement
The derivative liability component of Convertible promissory notes are classified as Level 3 due to significant unobservable inputs.

As of March 31, 2024
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Liabilites
Derivative liability			—

Liabilities
Derivative liability			—

	As of December 31, 2023
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Liabilites
Derivative liability			17,282.5

Liabilities
Derivative liability			1,120.3

The derivative liability is classified as Level 3 due to significant unobservable inputs.

	As of December 31, 2023
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Liabilites
Derivative liability			17,282.5
Liabilities
Derivative liability			1,120.3

	As of December 31, 2022
(in thousands)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Liabilities
Derivative liability			14,905.3